United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: 09/30/16

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2016
Share Class	Ticker
Institutional	FGFIX
Service	FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mortgage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2016, was 4.04% for the Institutional Shares and 3.62% for the Service Shares. The 4.04% total return of the Institutional Shares consisted of 2.91% in taxable dividends and price appreciation of 1.13% in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 3.61% for the same period. The total return of Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 3.49% for the same period. The Fund's and the LUSMFA's total returns for the reporting period reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration strategy;3 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the BMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Domestic economic growth continued at a moderate pace during the reporting period, but was buffeted by the impacts of a stronger dollar and a significant slowdown in investment in the Oil & Gas sector. Positive developments included continued progress in the jobs market with a decline in the unemployment rate, a very low level of initial jobless claims and a healthier consumer balance sheet. Still, the rate of growth remained sub-par as international weakness, particularly in emerging markets, and slow improvement in real wage growth hampered economic expansion.
Central banks across the globe continued to pursue stimulative monetary policies via directly controlled short-term interest rates as well as quantitative easing programs designed to restrain longer-term rates. The Federal Reserve (the “Fed”) held the size of its balance sheet constant by reinvesting maturing principal into new securities as it raised the federal funds target rate by 0.25% to a range of 0.25% to 0.50%. However, as the Fed very slowly removes the current stimulative monetary policies, the European Central Bank and the Bank of Japan both expanded their respective monetary policy stimulus programs to encourage faster growth in those economies. Emerging market economies were weak with commodity-related economies hit particularly hard. Among large emerging market economies, China maintained its growth only through very aggressive fiscal policy while Russia and Brazil both suffered deep recessions from which
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they are only beginning to emerge. The slower growth globally, and in particular in emerging markets, negatively impacted U.S. growth, and U.S. market participants were closely monitoring and reacting to events abroad as well as economic trends within the United States.
With a higher federal funds target rate but a slower expected pace of further tightening, the yield curve flattened significantly with yields on 2-year and shorter instruments higher and 5-year and longer instruments lower. There remained considerable caution in U.S. and global financial markets, with elevated geopolitical and economic risk weighing on economic growth globally.
Two-year Treasury yields increased 13 basis points to yield 0.76%, while 10-year yields decreased 44 basis points to 1.59%.4
Duration
Portfolio strategy incorporated an expectation of higher interest rates. Therefore, interest rate sensitivity was reduced so that an increase in market yields would have less impact on the Fund relative to the benchmark. However, Treasury yields fell for intermediate- and longer-term securities, marginally detracting from Fund performance during the reporting period.
The Fund uses derivatives5 as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund uses are Treasury futures contracts and options on Treasury futures contracts. For the reporting period, the use of derivatives made a negligible contribution to Fund performance as gains and losses on particular futures contracts netted to a small positive that offset the small loss from options on Treasury futures contracts.
SECTOR ALLOCATION
Sector strategy involved an underweight to agency mortgage-backed securities (MBS) with proceeds deployed in non-agency residential MBS, both agency and non-agency commercial MBS (CMBS), asset-backed securities, and agency risk transfer securities.6 Generally speaking, these sectors performed well, with total rates of return above those of residential agency-issued MBS. Therefore, sector allocation positively affected Fund performance.
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SECURITY SELECTION
Outside of the agency MBS sector, the Fund tactically managed its exposure to securities with greater credit risk, adding to holdings when spreads were wide and reducing exposure after spreads tightened. This tactical rebalancing added to Fund total return. Security selection within these sectors also contributed to Fund performance. During the reporting period, the Fund concentrated on investing in more seasoned CMBS and U.S. government-sponsored enterprises (GSE) Risk Transfer Notes with exposure to higher quality mortgage loans with more built-up price appreciation. These CMBS and GSE Risk Transfer Notes exhibited significantly less price volatility during the reporting period and provided significant total return to the Fund.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Fund (the “Fund”) from September 30, 2006 to September 30, 2016, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2016
Average Annual Total Returns for the Period Ended 9/30/2016
	1 Year	5 Years	10 Years
Institutional Shares	4.04%	2.67%	4.07%
Service Shares	3.62%	2.34%	3.76%
BMBS	3.61%	2.65%	4.65%
LUSMFA	3.49%	2.91%	4.31%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Effective August 24, 2016, the name of the BMBS changed from “Barclays U.S. Mortgage Backed Securities Index” to “Bloomberg Barclays U.S. Mortgage Backed Securities Index.” The BMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's portfolio composition1 was follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	73.1%
Asset-Backed Securities	11.4%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.7%
U.S. Government Agency Adjustable Rate Mortgages	0.1%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	37.4%
Other Assets and Liabilities—Net[5]	(35.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2016
Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—72.9%
		Federal Home Loan Mortgage Corporation—55.3%
$36,357,355	[1,2]	3.000%, 11/1/2045 - 10/1/2046	$37,781,089
30,885,211	[1,2]	3.500%, 4/1/2042 - 10/1/2046	32,662,291
5,720,190	[1]	4.000%, 7/1/2019 - 12/1/2041	6,165,549
5,597,488	[1]	4.500%, 11/1/2018 - 9/1/2040	6,118,172
3,627,559	[1]	5.000%, 7/1/2019 - 10/1/2039	4,027,012
2,688,842	[1]	5.500%, 10/1/2021 - 10/1/2039	3,037,532
1,429,242	[1]	6.000%, 7/1/2021 - 7/1/2037	1,636,153
203,991		7.500%, 1/1/2027 - 2/1/2031	243,947
		TOTAL	91,671,745
		Federal National Mortgage Association—15.8%
1,305,275	[1]	3.500%, 8/1/2020 - 6/1/2032	1,393,385
9,701,307	[1]	4.000%, 1/1/2025 - 4/1/2042	10,498,665
6,737,577	[1]	4.500%, 5/1/2018 - 2/1/2042	7,399,609
2,012,952	[1]	5.000%, 12/1/2017 - 7/1/2040	2,225,262
2,208,833		5.500%, 8/1/2019 - 4/1/2036	2,509,217
1,668,865	[1]	6.000%, 2/1/2026 - 10/1/2037	1,917,554
238,877	[1]	6.500%, 7/1/2029 - 8/1/2034	278,669
27,447		7.000%, 4/1/2017 - 2/1/2030	32,467
6,166		8.000%, 12/1/2026	7,409
		TOTAL	26,262,237
		Government National Mortgage Association—1.8%
818,109	[1]	4.500%, 10/15/2039	902,988
1,265,378	[1]	5.000%, 1/15/2023 - 9/20/2039	1,403,222
424,386		5.500%, 11/20/2034 - 5/15/2038	483,217
41,295		7.000%, 9/15/2028 - 11/15/2031	49,088
124,086		8.000%, 10/15/2030 - 11/15/2030	152,895
		TOTAL	2,991,410
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $116,661,049)	120,925,392
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.1%
		Federal Home Loan Mortgage Corporation—0.0%
21,072		REMIC 2497 NE, 5.000%, 9/15/2017	21,382
		Federal National Mortgage Association—0.2%
76,847		REMIC 1999-13 PH, 6.000%, 4/25/2029	86,917
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Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$18,517		REMIC 321 2, 6.500%, 4/25/2032	$4,155
528,056		REMIC 356 23, 6.500%, 12/25/2034	94,036
613,128		REMIC 356 24, 6.500%, 9/25/2035	109,040
520,185		REMIC 368 27, 6.500%, 11/25/2035	87,847
		TOTAL	381,995
		Non-Agency Mortgage-Backed Securities—7.9%
194,172		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	152,451
2,802,700	[1,3,4]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,839,451
1,734,080	[1,3,4]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	1,677,290
1,623,578	[1,3,4]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,678,975
1,160,101	[1,3,4]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,197,408
15,500	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	13,201
404,225		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	411,351
1,785,953		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,823,601
647,046	[3,4]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	666,060
2,108,738	[3,4]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,178,499
421,310		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	443,045
		TOTAL	13,081,332
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,616,582)	13,484,709
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
18,555		2.465%, 7/1/2035	19,458
		Federal National Mortgage Association ARM—0.1%
97,255		2.927%, 7/1/2034	101,491
56,415		3.050%, 2/1/2036	60,114
		TOTAL	161,605
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $171,895)	181,063
		ASSET-BACKED SECURITIES—11.4%
		Auto Receivables—6.7%
1,120,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	1,141,641
1,100,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,119,107
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Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,800,000	[1,3,4]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.448%, 6/15/2028	$2,814,839
2,000,000		Hyundai Auto Receivables Trust 2015-A, Class D, 2.730%, 6/15/2021	2,020,281
1,680,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	1,714,047
1,220,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,254,728
1,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	1,024,017
		TOTAL	11,088,660
		Equipment Lease—2.0%
1,800,000	[3,4]	Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,807,352
350,000	[3,4]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	352,618
1,130,000	[3,4]	Volvo Financial Equipment LLC 2015-1A, Class C, 2.420%, 11/15/2022	1,133,886
		TOTAL	3,293,856
		Other—2.7%
1,751,209	[1,3,4]	SMB Private Education Loan Trust 2016-B, Class A1, 1.174%, 11/15/2023	1,753,319
732,501	[3,4]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	737,716
2,011,908	[3,4]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	2,023,339
		TOTAL	4,514,374
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,679,675)	18,896,890
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.7%
		Agency Commercial Mortgage-Backed Securities—5.7%
2,825,000	[3,4]	FREMF Mortgage Trust 2011-K12, 4.492%, 1/25/2046	3,037,969
1,620,000	[3,4]	FREMF Mortgage Trust 2012-K20, 4.005%, 5/25/2045	1,733,344
1,605,000	[3,4]	FREMF Mortgage Trust 2012-K711, 3.684%, 8/25/2045	1,648,360
1,750,000	[3,4]	FREMF Mortgage Trust 2013-K30, 3.667%, 6/25/2045	1,851,739
1,060,000	[3,4]	FREMF Mortgage Trust 2013-K712, 3.485%, 5/25/2045	1,082,456
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,091,822)	9,353,868
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Principal Amount or Contracts		Value
	REPURCHASE AGREEMENTS—37.4%
$40,007,000	Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various matures to 2/25/2044 and the market value of those underlying securities was $1,169,098,711.	$40,007,000
22,000,000	Interest in $385,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $385,016,042 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2046 and the market value of those underlying securities was $392,856,296.	22,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	62,007,000
	TOTAL INVESTMENTS—135.6% (IDENTIFIED COST $220,228,023)[6]	224,848,922
	OTHER ASSETS AND LIABILITIES - NET—(35.6)%[7]	(58,976,611)
	TOTAL NET ASSETS—100%	$165,872,311
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Ultra Bond Long Futures	3	$551,625	December 2016	$(8,541)
[8]United States Treasury Notes 5-Year Short Futures	100	$12,151,563	December 2016	$(8,819)
[8]United States Treasury Notes 10-Year Short Futures	30	$3,933,750	December 2016	$3,920
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(13,440)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $30,227,821, which represented 18.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2016, these liquid restricted securities amounted to $30,214,620, which represented 18.2% of total net assets.
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5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	The cost of investments for federal tax purposes amounts to $219,845,775.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2016.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$120,925,392	$—	$120,925,392
Collateralized Mortgage Obligations	—	13,471,508	13,201	13,484,709
Adjustable Rate Mortgages	—	181,063	—	181,063
Asset-Backed Securities	—	18,896,890	—	18,896,890
Commercial Mortgage-Backed Securities	—	9,353,868	—	9,353,868
Repurchase Agreements	—	62,007,000	—	62,007,000
TOTAL SECURITIES	$—	$224,835,721	$13,201	$224,848,922
Other Financial Instruments*
Assets	$3,920	$—	$—	$3,920
Liabilities	(17,360)	—	—	(17,360)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(13,440)	$—	$—	$(13,440)
*	Other financial instruments include futures contracts.
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The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.71	$9.65	$9.60	$10.03	$9.98
Income From Investment Operations:
Net investment income	0.28	0.27	0.28	0.24[1]	0.29[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	0.06	0.05	(0.40)	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.33	0.33	(0.16)	0.40
Less Distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.28)	(0.27)	(0.35)
Net Asset Value, End of Period	$9.82	$9.71	$9.65	$9.60	$10.03
Total Return[2]	4.04%	3.46%	3.45%	(1.58)%	4.10%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.48%	0.40%	0.38%
Net investment income	2.52%	2.71%	2.76%	2.47%	2.95%
Expense waiver/reimbursement[3]	0.18%	0.16%	0.16%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,636	$132,127	$150,646	$175,969	$221,088
Portfolio turnover	248%	71%	40%	164%	227%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	57%	62%	8%	64%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.71	$9.65	$9.60	$10.03	$9.98
Income From Investment Operations:
Net investment income	0.25	0.24	0.25	0.21[1]	0.26[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	0.06	0.05	(0.40)	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.30	0.30	(0.19)	0.37
Less Distributions:
Distributions from net investment income	(0.25)	(0.24)	(0.25)	(0.24)	(0.32)
Net Asset Value, End of Period	$9.81	$9.71	$9.65	$9.60	$10.03
Total Return[2]	3.62%	3.15%	3.15%	(1.87)%	3.79%
Ratios to Average Net Assets:
Net expenses	0.79%	0.79%	0.78%	0.70%	0.68%
Net investment income	2.25%	2.38%	2.45%	2.17%	2.65%
Expense waiver/reimbursement[3]	0.38%	0.34%	0.34%	0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,236	$17,893	$34,579	$40,329	$49,665
Portfolio turnover	248%	71%	40%	164%	227%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	57%	62%	8%	64%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
September 30, 2016
Assets:
Investment in repurchase agreements	$62,007,000
Investment in securities	162,841,922
Total investment in securities, at (identified cost $220,228,023)		$224,848,922
Restricted cash (Note 2)		110,840
Income receivable		350,666
Receivable for shares sold		291,438
Receivable for daily variation margin on futures contracts		27,316
TOTAL ASSETS		225,629,182
Liabilities:
Payable for investments purchased	$59,402,156
Payable for shares redeemed	213,144
Income distribution payable	123,929
Payable to adviser (Note 5)	959
Payable for distribution services fee (Note 5)	658
Payable for administrative fee (Note 5)	354
Payable for other service fees (Notes 2 and 5)	3,043
Accrued expenses (Note 5)	12,628
TOTAL LIABILITIES		59,756,871
Net assets for 16,897,002 shares outstanding		$165,872,311
Net Assets Consist of:
Paid-in capital		$165,569,028
Net unrealized appreciation of investments and futures contracts		4,607,459
Accumulated net realized loss on investments and futures contracts		(4,319,203)
Undistributed net investment income		15,027
TOTAL NET ASSETS		$165,872,311
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$150,636,084 ÷ 15,344,194 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized		$9.82
Service Shares:
$15,236,227 ÷ 1,552,808 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized		$9.81
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended September 30, 2016
Investment Income:
Interest			$4,763,170
Expenses:
Investment adviser fee (Note 5)		$631,557
Administrative fee (Note 5)		123,482
Custodian fees		18,678
Transfer agent fee		69,638
Directors'/Trustees' fees (Note 5)		4,010
Auditing fees		30,670
Legal fees		8,554
Portfolio accounting fees		111,388
Distribution services fee (Note 5)		39,460
Other service fees (Notes 2 and 5)		39,347
Share registration costs		35,552
Printing and postage		19,902
Taxes		9,085
Miscellaneous (Note 5)		5,543
TOTAL EXPENSES		1,146,866
Waivers (Note 5):
Waiver of investment adviser fee	$(286,663)
Waiver of other operating expenses	(31,476)
TOTAL WAIVERS		(318,139)
Net expenses			828,727
Net investment income			3,934,443
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,107,049
Net realized gain on futures contracts			4,924
Net change in unrealized appreciation of investments			1,242,578
Net change in unrealized appreciation of futures contracts			(47,220)
Net realized and unrealized gain on investments and futures contracts			2,307,331
Change in net assets resulting from operations			$6,241,774
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended September 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,934,443	$4,649,969
Net realized gain on investments and futures contracts	1,111,973	987,713
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,195,358	386,940
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,241,774	6,024,622
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,019,515)	(4,089,085)
Service Shares	(400,794)	(682,075)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,420,309)	(4,771,160)
Share Transactions:
Proceeds from sale of shares	54,655,277	56,073,483
Net asset value of shares issued to shareholders in payment of distributions declared	2,794,819	3,150,261
Cost of shares redeemed	(43,419,073)	(95,681,987)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,031,023	(36,458,243)
Change in net assets	15,852,488	35,204,781
Net Assets:
Beginning of period	150,019,823	185,224,604
End of period (including undistributed net investment income of $15,027 and $18,164, respectively)	$165,872,311	$150,019,823
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2016
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. [Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.] Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $318,139 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$39,347
For the year ended September 30, 2016, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$13,346	$13,201
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,579,454 and $12,154,850, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
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Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2016, the Fund had no outstanding written option contracts.
The average notional amount of purchase options held by the Fund throughout the period was $676. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Receivable for daily variation margin on futures contracts	$(13,440)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchase Option Contracts	Total
Interest rate contracts	$4,924	$(71,210)	$(66,286)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(47,220)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,451,962	$52,812,489	5,302,099	$51,587,403
Shares issued to shareholders in payment of distributions declared	259,119	2,518,429	292,697	2,850,190
Shares redeemed	(3,967,431)	(38,511,166)	(7,603,664)	(73,946,870)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,743,650	$16,819,752	(2,008,868)	$(19,509,277)

Year Ended September 30	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	189,786	$1,842,788	460,528	$4,486,080
Shares issued to shareholders in payment of distributions declared	28,474	276,390	30,831	300,071
Shares redeemed	(508,201)	(4,907,907)	(2,231,799)	(21,735,117)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(289,941)	$(2,788,729)	(1,740,440)	(16,948,966)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,453,709	$14,031,023	(3,749,308)	$(36,458,243)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions and expired capital loss carryforwards.
For the year ended September 30, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(1,305,673)	$482,729	$822,944
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Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2016 and 2015 was as follows:
	2016	2015
Ordinary income	$4,420,309	$4,771,160
As of September 30, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$14,961
Net unrealized appreciation	$5,003,147
Capital loss carryforwards and deferrals	$(4,714,825)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions and REMIC adjustments.
At September 30, 2016, the cost of investments for federal tax purposes was $219,845,775. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $5,003,147. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,268,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $265,018.
At September 30, 2016, the Fund had a capital loss carryforward of $4,514,263 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$4,514,263	NA	$4,514,263
The Fund used capital loss carryforwards of $602,516 to offset taxable capital gains realized during the year ended September 30, 2016.
During the year ended September 30, 2016, the Fund had expired capital loss carryforwards of $1,305,673.
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2016, for federal income tax purposes, post October losses of $200,562 were deferred to October 1, 2016.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, the Adviser voluntarily waived $286,663 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$39,460	$31,476
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2016, FSC retained $7,984 of fees paid by the Fund.
Other Service Fees
For the year ended September 30, 2016, FSSC received $432 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2016, were as follows:
Purchases	$30,783,100
Sales	$41,627,011
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the year ended September 30, 2016, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of September 30, 2016, there were no outstanding loans. During the year ended September 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Directors OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED Mortgage fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc. as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian or brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Fund as of September 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,021.70	$2.48
Service Shares	$1,000	$1,025.60	$4.00
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.55	$2.48
Service Shares	$1,000	$1,021.05	$3.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Service Shares	0.79%
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Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: October 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
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but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
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should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
29311 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2016
Share Class	Ticker
A	FULAX
Institutional	FULIX
Service	FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2015 through September 30, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2016, was 1.03% for Class A Shares, 1.48% for Institutional Shares and 1.02% for Service Shares. The total return of the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),1 the Fund's primary broad-based securities market index, was 0.64%. The total return of the BofA Merrill Lynch 1-Year Treasury Note Index (BOAML1T),2 the Fund's secondary broad-based securities market index, was 0.54% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),3 a peer group average for the Fund, was 1.00%. The Fund's and LUSOFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the benchmark.
During the reporting period, the most significant factors affecting the Fund's performance were: (a) sector allocation; (b) duration;4 (c) security selection; and (d) the effect of derivative instruments.5
The following discussion will focus on the performance of the Fund's Institutional Shares relative to the BSTGCI.
Market Overview
The Federal Reserve (the “Fed”) raised short-term interest rate targets only once over the course of the reporting period, despite a continued recovery in the U.S. economy. Events ranging from geopolitical conflict to slowdowns in emerging markets to weakness in global energy and commodity markets kept the level of uncertainty high, which translated into mixed movements in short-term U.S. Treasury yields. The two-year Treasury note began the reporting period with a yield of 0.63% and finished the period with a yield of 0.76%. On the other hand, the 5-year note began the period with a yield of 1.36% and finished with a yield of 1.15%. Credit spreads maintained a fairly steady march, tightening over the course of the reporting period under review, with the option-adjusted spread on the Bloomberg Barclays 1-3 Year U.S. Credit Index6 moving from 0.90% at September 30, 2015 to 0.70% at September 30, 2016, and the Bloomberg Barclays Asset-Backed Securities (ABS) Index7 moving from 0.69% to 0.55% at the end of the reporting period.
SECTOR ALLOCATION
As the Fund's comparative index (3-month LIBOR) has no sector diversification and the Fund's BSTGCI has only limited sector diversification (84% of the index is weighted in government securities versus only 16% in corporate securities, with zero weightings in mortgage-backed securities (MBS) and asset-backed securities (ABS)), one can speak of sector allocations and performance in the absolute sense or relative to each other, but not relative to
Annual Shareholder Report

indices which contain very few comparable specific securities. As mentioned above, spreads on credit products generally tightened for most of the period under review, and this combined with the carry (i.e., coupon income) provided on the portfolio allowed for better performance relative to the comparative index and BSTGCI. The Fund maintained overweights in credit products for the entire period, and security selection generated a portfolio with better carry than the benchmark.
At the end of the reporting period, the Fund had a 49% allocation, its largest, to non-mortgage ABS (predominantly backed by auto and credit card receivables). These securities performed well, finishing the reporting period with tighter spreads than had existed at the previous fiscal year end. Fund management continued to seek opportunities in this sector by maintaining an allocation to subordinate ABS exposure, as well as opportunistic, well-structured “off-the-run” ABS assets like student loan and equipment leasing receivables. At the end of the reporting period, the Fund's allocation to ABS added 67 basis points of gross return (on an absolute basis). Short duration investment-grade corporate securities (approximately 35% of assets at the end of the reporting period) also enjoyed tighter spreads, adding 67 basis points of return. Non-investment grade exposure (5% of Fund assets) in the form of bank loans and high yield contributed positively in greater proportion to its portfolio composition, adding 25 basis points. MBS exposure (8% of total exposure) returned 9 basis points.
Duration
The Fund's duration profile was generally shorter than that of its broad-based securities market index during the early part of the reporting period, but increased beyond the duration of the BSTGCI in February 2016, remaining there for the duration of the period. The rationale for a shorter profile early in the period was that management still expected the Fed to raise interest rates, but after December's Fed funds rate increase, it appeared less likely that the Fed would be moving actively to increase rates further due to the factors mentioned above. In light of this, management decided to pursue the better income opportunities available further out the yield curve as opposed to maintaining the defensive interest rate posture in place at the beginning of the fiscal year. In order to protect Fund capital value from any sudden upward move in short-term interest rates, management invested over half of the portfolio in floating rate securities, which have benefitted, and were positioned to benefit, from increased coupons in response to further Fed tightening action. The option remained to reduce duration to further protect capital values if management deemed such a move advisable.
SECURITY SELECTION
When considering specific security alpha (a measure of performance on a risk-adjusted basis), it must be remembered that the BSTGCI contained an overwhelming proportion of non-credit (i.e., government) securities, so it is
Annual Shareholder Report

difficult to make a meaningful security contribution analysis since there was little overlap between the security composition of the index and those in which the Fund invests. Where there was no overlap, all performance attributable to a security constituted alpha relative to the benchmark as well as absolute return. There were no individual securities in the portfolio which generated a return of greater than two basis points and only one which detracted from return by a like amount (Carlyle Global Market Strategies 2014-1, Class A, which subtracted 9 basis points).
Effect of Derivative Instruments
Since the Fund's effective duration may not exceed one year, the Fund sometimes utilized short positions in exchange-traded interest rate futures contracts as a means to reduce duration exposure resulting from the purchase of fixed-rate securities, whose maturities may be up to five years or longer. Such positions shortened the effective duration of the Fund over the first third of the reporting period by over 0.2 years. As rates rose in the last quarter of 2015, these positions contributed 7 basis points of return relative to what Fund performance would have been had these positions not been utilized. Futures positions were not utilized in the second half of the reporting period.
1	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI.
2	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOAML1T.
3	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSOFA.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The fund is not a “money market” mutual fund. A money market mutual fund attempts to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The fund is not governed by those rules, and its shares will fluctuate in value.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The Bloomberg Barclays 1-3 Year U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Bloomberg Barclays Asset-Backed Securities (ABS) Index is the ABS component of the Bloomberg Barclays U.S. Aggregate Index. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund from September 30, 2006 to September 30, 2016, compared to the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),2 the BofA Merrill Lynch 1-Year Treasury Note Index (BOAML1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2016
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 9/30/2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-1.04%	0.37%	1.33%
Institutional Shares	1.48%	1.31%	2.08%
Service Shares	1.02%	0.86%	1.62%
BSTGCI	0.64%	0.36%	1.45%
BOAML1T	0.54%	0.33%	1.54%
LUSOFA	1.00%	0.83%	1.58%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. Effective August 24, 2016, the name of the BSTGCI changed from “Barclays U.S. Short-Term Government/Corporate Index” to “Bloomberg Barclays U.S. Short-Term Government/Corporate Index.” The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The LUSOFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	49.5%
Corporate Debt Securities	32.8%
Collateralized Mortgage Obligations	6.8%
Floating Rate Loans	1.7%
Municipal Bond	0.7%
Mortgage-Backed Securities[3]	0.4%
Trade Finance Agreements	0.3%
Commercial Mortgage-Backed Securities[4]	0.0%
Foreign Government Securities[4]	0.0%
Other Security Types[5]	4.7%
Cash Equivalents[6]	3.9%
Other Assets and Liabilities—Net[7]	(0.8)%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities included mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consist of certificate of deposit, commercial paper, common stocks, and an exchange-traded fund.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2016
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$534,121		FNMA ARM 544848, 2.535%, 4/01/2030	$541,597
1,348,008		FNMA ARM 544872, 2.661%, 7/01/2034	1,395,524
324,943		FNMA ARM 556379, 1.889%, 5/01/2040	329,870
1,416,975		FNMA ARM 618128, 1.941%, 8/01/2033	1,437,637
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,672,689)	3,704,628
		ASSET-BACKED SECURITIES—49.5%
		Auto Receivables—21.3%
745,910	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	745,242
9,500,000	[1,2]	ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	9,532,609
6,367,436		Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	6,365,760
10,000,000		Ally Master Owner Trust 2014-5, Class A1, 1.014%, 10/15/2019	10,004,930
1,845,838		AmeriCredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	1,848,121
6,000,000		AmeriCredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,012,841
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,096,655
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,607,285
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,081,869
15,000,000		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	15,044,553
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,996,971
2,499,869	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	2,501,020
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	5,043,676
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,411,749
455,373		California Republic Auto Receivables Trust 2015-2, Class A2, 0.83%, 2/15/2018	455,374
2,448,371	[1,2]	California Republic Auto Receivables Trust 2015-4, Class A2, 1.60%, 9/17/2018	2,453,456
3,400,000		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	3,402,388
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.519%, 1/7/2025	3,000,503
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.919%, 1/7/2025	4,000,746
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.319%, 1/7/2025	$2,501,575
3,210,717	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.939%, 3/7/2026	3,210,052
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 1.319%, 3/7/2026	4,320,954
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.719%, 3/7/2026	1,728,730
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 2.069%, 3/7/2026	2,657,947
13,593,410	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 1.019%, 2/7/2027	13,594,456
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.469%, 2/7/2027	2,999,964
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 1.969%, 2/7/2027	2,533,075
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 2.269%, 2/7/2027	3,604,481
10,220,000	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	10,275,674
7,500,000	[1,2]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	7,510,788
6,000,000	[1,2]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	6,086,425
11,000,000	[1,2]	Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	11,000,862
652,248	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	651,602
5,727,927	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	5,712,709
2,500,000	[1,2]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	2,493,415
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,491,375
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,746,000
20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	19,991,802
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,002,675
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,507,538
7,740,041		GM Financial Automobile Leasing Trust 2015-3, Class A2A, 1.17%, 6/20/2018	7,741,148
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,758,672
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,758,954
17,384,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,311,861
3,100,000	[1,2]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,124,035
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	2,000,553
5,931,763	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.918%, 4/10/2028	5,934,073
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,176,510
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	9,997,909
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	$10,072,563
3,250,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,274,663
17,500,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,519,601
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,504,020
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,013,827
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,174,820
6,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.224%, 5/17/2021	6,025,759
8,616,671	[1,2]	Motor PLC 2015-1A, Class A1, 1.125%, 6/25/2022	8,627,847
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 1.274%, 10/25/2019	6,301,660
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.524%, 10/25/2019	4,000,054
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 2.024%, 10/25/2019	4,000,497
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.824%, 10/25/2019	4,610,826
6,750,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 2.546%, 9/27/2021	6,802,125
4,590,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 3.046%, 9/27/2021	4,620,781
4,500,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 4.046%, 9/27/2021	4,529,860
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	14,934,739
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A, 1.92%, 10/15/2019	14,910,000
5,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 2.224%, 4/15/2021	5,012,748
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	16,004,686
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,504,086
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,808,588
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	10,026,752
5,880,635		SMART Series 2013-1US Trust, Class A4B, 1.028%, 10/14/2018	5,869,306
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,133,457
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	$6,842,973
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,049,911
4,654,674		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	4,685,910
4,825,260		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	4,833,349
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,085,398
11,740,000		Santander Drive Auto Receivables Trust 2015-5, Class A3, 1.58%, 9/16/2019	11,756,216
11,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	11,082,774
8,657,094		Smart Trust 2013-2US, Class A4B, 1.078%, 2/14/2019	8,665,979
10,000,000		World Omni Auto Receivables Trust 2013-A, Class B, 1.13%, 3/16/2020	9,994,753
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,503,109
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,986,276
		TOTAL	556,801,475
		Credit Card—14.4%
14,500,000		American Express Credit Account Master 2013-1, Class B, 1.224%, 2/16/2021	14,596,732
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 1.324%, 5/15/2020	25,175,657
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.974%, 5/15/2020	9,066,541
18,834,000		American Express Issuance Trust II 2013-1, Class C, 1.224%, 2/15/2019	18,859,673
3,111,000		American Express Issuance Trust II 2013-2, Class B, 1.224%, 8/15/2019	3,132,886
13,250,000		Bank of America Credit Card 2016-A1, Class A, 0.914%, 10/15/2021	13,295,351
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.904%, 6/15/2021	17,058,716
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 0.854%, 6/15/2020	12,253,597
7,825,000		Barclays Dryrock Issuance Trust 2014-4, Class A, 0.914%, 9/15/2020	7,826,298
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 0.884%, 6/15/2022	17,316,751
7,700,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.254%, 1/18/2022	7,733,658
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$6,000,000	[1,2]	Cards II Trust, Class A, 1.044%, 7/15/2020	$5,996,348
15,600,000	[1,2]	Cards II Trust, Class A, 1.224%, 7/15/2021	15,597,159
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.774%, 4/15/2019	13,173,616
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.894%, 4/15/2021	15,015,125
20,000,000		Chase Issuance Trust 2016-A6, Class A6, 1.10%, 1/15/2020	19,989,821
10,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	10,437,917
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.805%, 5/26/2020	15,528,016
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.974%, 4/15/2021	13,572,376
11,829,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.954%, 7/15/2021	11,886,661
9,000,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	9,091,043
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.884%, 12/16/2019	18,007,547
4,575,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.244%, 4/15/2020	4,591,656
10,000,000		First National Master Note Trust 2015-1, Class A, 1.294%, 9/15/2020	10,012,361
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.974%, 3/15/2021	20,474,837
5,000,000	[1,2]	Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	5,000,090
7,000,000	[1,2]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	7,084,600
4,850,000	[1,2]	Penarth Master Issuer 2015-1A, Class A1, 0.931%, 3/18/2019	4,847,772
20,000,000	[1,2]	Trillium Credit Card Trust II 2016-1A, Class A, 1.242%, 5/26/2021	20,017,114
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.324%, 6/17/2019	8,014,656
		TOTAL	374,654,575
		Equipment Lease—4.3%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,600,984
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,001,147
6,175,000	[1,2]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	5,941,686
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,302,422
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,617,701
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,490,213
3,549,552	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	3,549,752
15,000,000	[1,2]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,080,519
2,750,000	[1,2]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,761,232
269,051	[1,2]	GE Equipment Small Ticket LLC Series 2013-1A, Class A4, 1.39%, 7/24/2020	269,108
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$5,000,000	[1,2]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	$5,012,157
793,145	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	793,459
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,199,861
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,000,641
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,101,501
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,371,972
4,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,130,671
6,125,000	[1,2]	Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	6,120,750
1,356,691	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	1,356,225
3,043,026	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	3,042,994
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,901,738
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,255,288
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,535,737
1,335,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class A2, 1.44%, 10/15/2018	1,336,862
9,000,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	9,136,367
3,990,000	[1,2]	Volvo Financial Equipment LLC, Series 2013-1, Class C, 1.62%, 8/17/2020	3,989,074
		TOTAL	112,900,061
		Home Equity Loan—0.2%
3,438,871		Carrington Mortgage Loan Trust, Class A3, 0.705%, 2/25/2036	3,431,711
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 1.265%, 8/25/2034	25,097
117,979		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.545%, 11/25/2034	108,323
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	24,854
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 1.185%, 2/25/2035	153,092
261,720	[1,2]	Quest Trust 2004—X1, Class A, 1.185%, 3/25/2034	262,663
1,176,360		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,176,161
35,904		Residential Asset Securities Corporation 2003-KS6, Class A2, 1.125%, 8/25/2033	35,949
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	5,217,850
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Manufactured Housing—0.0%
$23,846		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	$23,773
		Non-Agency Mortgage—0.2%
6,000,000	[1,2]	Holmes Master Issuer PLC 2016-1A, Class A1, 1.124%, 4/15/2017	6,007,998
		Other—8.9%
211,584	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.757%, 5/10/2032	210,517
2,058,630	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.515%, 2/25/2043	2,030,768
7,302,632	[1,3]	Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	5,403,947
5,635,060		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.205%, 10/25/2035	5,486,567
67,652	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 1.004%, 5/16/2022	67,642
5,100,727		New Hampshire Higher Education Loan Co. 2012-1, Class A, 1.025%, 10/25/2028	5,001,416
5,487,444		New Hampshire Higher Education Loan Co., 2011-1, Class A2, 1.565%, 10/25/2025	5,480,530
1,641,650		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	1,640,771
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 1.124%, 2/15/2019	14,086,303
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.474%, 2/15/2019	5,991,072
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 1.124%, 10/15/2019	12,955,720
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.374%, 10/15/2019	2,995,270
5,650,000	[1,2]	PFS Financing Corp. 2016-A, Class A, 1.724%, 2/18/2020	5,661,766
9,000,000	[1,2]	PFS Financing Corp. 2016-A, Class B, 2.274%, 2/18/2020	8,994,708
19,784,198	[1,2]	SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	20,169,047
12,668,678	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.774%, 5/16/2044	13,036,705
4,419,868		SLM Student Loan Trust 2011-1, Class A1, 1.045%, 3/25/2026	4,376,832
6,475,377		SLM Student Loan Trust 2011-2, Class A1, 1.125%, 11/25/2027	6,471,341
747,178	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.924%, 8/15/2025	748,744
4,868,372	[1,2]	SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	4,967,131
929,567	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 1.274%, 10/16/2023	929,613
8,204,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.574%, 5/17/2027	8,262,004
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,987,913
3,726,823	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.174%, 7/15/2022	3,722,802
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,893,354
441,302	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.374%, 2/15/2022	441,328
11,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.924%, 10/15/2031	11,130,787
11,000,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.674%, 1/15/2026	11,096,593
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$3,215,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.624%, 6/17/2030	$3,223,641
3,711,065	[1,2]	SMB Private Education Loan Trust 2016-A, Class A1, 1.224%, 5/15/2023	3,713,789
2,604,361	[1,2]	SMB Private Education Loan Trust 2016-B, Class A1, 1.174%, 11/15/2023	2,607,500
668,965	[1,2]	Sierra Receivables Funding Co. LLC 2012-1A, Class A, 2.84%, 11/20/2028	672,132
8,001,691	[1,2]	Sierra Receivables Funding Co. LLC 2013-3A, Class A, 2.20%, 10/20/2030	8,054,826
3,453,220	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	3,477,807
776,450	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	778,664
1,812,054	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	1,817,345
634,633	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 2.124%, 6/25/2025	647,352
2,287,173	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.775%, 8/25/2032	2,310,973
5,856,044	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.725%, 3/25/2033	5,735,393
8,421,940	[1,2]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.26%, 8/25/2025	8,469,791
7,750,000	[1,2]	Sofi Consumer Loan Program Trust 2016-2A, Class A, 3.09%, 10/27/2025	7,793,926
3,352,850	[1,2]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	3,359,266
345,192		South Texas Higher Education Authority, Class A1, 1.146%, 10/1/2020	345,030
		TOTAL	231,248,626
		Rate Reduction Bond—0.2%
5,115,578		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	5,625,410
		TOTAL ASSET-BACKED SECURITIES IDENTIFIED COST $1,294,412,403)	1,292,479,768
		CORPORATE BONDS—31.3%
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,505,542
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	10,012,840
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	1,308,704
		TOTAL	13,827,086
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.4%
$9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	$9,782,775
		Communications - Media & Entertainment—1.1%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,111,159
5,000,000		CBS Corp., 2.30%, 8/15/2019	5,071,505
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,239,273
1,870,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	1,900,314
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 1.139%, 5/30/2019	10,024,820
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.981%, 1/8/2019	5,009,860
		TOTAL	28,356,931
		Communications - Telecom Wireless—0.3%
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,262,234
		Communications - Telecom Wirelines—0.7%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,191,664
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.627%, 6/17/2019	7,071,470
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.606%, 9/14/2018	3,777,730
		TOTAL	19,040,864
		Consumer Cyclical - Automotive—2.9%
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 1.157%, 10/7/2016	1,265,049
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,026,048
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144a, 1.195%, 3/10/2017	7,005,355
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.617%, 8/1/2018	7,790,502
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.097%, 8/1/2017	9,000,927
10,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, Series MTN, 2.241%, 1/8/2019	10,170,260
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.740%, 1/15/2019	10,134,260
4,000,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.361%, 9/13/2019	3,992,244
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	7,096,326
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144a, 1.187%, 5/23/2017	9,975,930
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 1.251%, 11/20/2017	$4,984,010
		TOTAL	75,440,911
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,496,331
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,502,457
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,045,276
		TOTAL	6,547,733
		Consumer Cyclical - Services—0.6%
9,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.349%, 11/28/2017	8,993,340
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,609,612
		TOTAL	15,602,952
		Consumer Non-Cyclical - Food/Beverage—1.7%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,364,530
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,727,938
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,554,125
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.277%, 2/1/2019	12,000,804
2,700,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.401%, 2/22/2019	2,717,528
2,000,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	2,008,478
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, Series 144A, 1.447%, 8/1/2018	9,505,472
		TOTAL	43,878,875
		Consumer Non-Cyclical - Health Care—0.4%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.936%, 10/6/2017	10,376,922
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,009,194
16,670,000		Johnson & Johnson, Sr. Unsecd. Note, 1.112%, 3/1/2019	16,728,995
10,000,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 1.90%, 9/23/2019	10,016,390
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,935,123
		TOTAL	31,689,702
		Consumer Non-Cyclical - Supermarkets—0.7%
7,500,000		Kroger Co., Sr. Unsecd. Note, 1.209%, 10/17/2016	7,501,380
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,533,135
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—continued
$7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	$7,400,160
		TOTAL	17,434,675
		Consumer Non-Cyclical - Tobacco—0.3%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,057,720
3,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 8/21/2017	3,363,844
		TOTAL	7,421,564
		Energy - Independent—0.5%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,657,615
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,800,052
		TOTAL	12,457,667
		Energy - Integrated—1.9%
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.487%, 9/26/2018	6,029,724
2,780,000		BP Capital Markets PLC, Sr. Unsecd. Note, 1.724%, 9/16/2021	2,795,827
10,000,000		Chevron Corp., Unsecd. Note, 1.347%, 11/15/2021	9,839,600
12,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.622%, 3/1/2019	12,120,960
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.699%, 7/18/2018	8,859,375
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,990,216
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 1.107%, 5/15/2018	6,996,227
		TOTAL	50,631,929
		Energy - Midstream—0.1%
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,266,790
		Energy - Oil Field Services—0.3%
5,000,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	5,032,450
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	2,000,340
		TOTAL	7,032,790
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,958,715
		Financial Institution - Banking—9.8%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 1.401%, 5/22/2018	7,520,475
2,600,000		American Express Credit Corp., 1.166%, 9/22/2017	2,597,322
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,152,651
16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.417%, 2/1/2019	16,045,984
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.720%, 1/15/2019	3,523,615
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.435%, 8/25/2017	$3,604,475
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.265%, 4/9/2018	10,030,340
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.325%, 9/11/2019	7,900,442
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,584,704
3,750,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,751,159
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,148,481
5,000,000		Citigroup, Inc., 1.307%, 8/14/2017	5,002,825
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	5,014,115
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.763%, 6/7/2019	3,017,577
10,000,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 1.665%, 9/6/2021	10,016,530
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	6,993,028
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, Series BKNT, 1.311%, 11/18/2016	10,003,090
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	5,004,900
5,550,000		Fifth Third Bank, Sr. Unsecd. Note, 1.453%, 9/27/2019	5,556,882
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.917%, 11/15/2018	15,125,745
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.875%, 4/23/2020	3,775,166
2,000,000		HSBC USA, Inc., Floating Rate Note, 1.163%, 6/23/2017	1,997,832
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,803,413
6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, 1.140%, 4/24/2017	6,746,483
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 1.373%, 1/28/2019	7,864,734
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, 1.65%, 9/23/2019	2,787,753
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.015%, 7/25/2017	13,004,381
6,500,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	6,401,109
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.565%, 1/24/2019	6,023,334
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 1.995%, 4/25/2018	10,117,900
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.874%, 1/27/2020	2,021,818
10,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.929%, 10/13/2017	9,984,530
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,752,856
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$12,000,000		U.S. Bank, N.A., Series BKNT, 1.045%, 9/11/2017	$12,002,244
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.223%, 10/28/2019	4,987,460
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	5,005,645
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.101%, 9/8/2017	9,991,620
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.492%, 7/30/2018	15,076,530
		TOTAL	256,939,148
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,717,788
		Financial Institution - Insurance - Health—0.4%
6,000,000		Aetna, Inc., Sr. Unsecd. Note, 1.491%, 12/8/2017	6,015,264
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,460,784
		TOTAL	10,476,048
		Financial Institution - Insurance - Life—2.2%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,413,183
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 1.045%, 4/10/2017	22,031,460
12,000,000	[1,2]	New York Life Global Funding, Series 144A, 1.130%, 12/15/2017	12,028,548
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	6,002,604
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,017,397
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.597%, 8/15/2018	10,982,070
		TOTAL	56,475,262
		Financial Institution - Insurance - P&C—0.3%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.077%, 8/15/2019	4,007,400
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	3,010,623
		TOTAL	7,018,023
		Technology—2.9%
3,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.009%, 5/3/2018	3,759,641
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.088%, 5/6/2019	5,020,145
3,000,000		Apple, Inc., Sr. Unsecd. Note, 1.637%, 2/22/2019	3,047,688
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.342%, 3/1/2019	11,076,175
9,460,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 3.48%, 6/1/2019	9,734,160
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,391,665
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$10,000,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.594%, 10/5/2017	$10,076,990
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	8,000,320
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,014,050
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,564,869
2,000,000		Microsoft Corporation, Sr. Unsecd. Note, 1.00%, 5/1/2018	2,000,024
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 1.260%, 1/15/2019	8,063,968
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,966,173
		TOTAL	75,715,868
		Transportation - Railroads—0.3%
9,000,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 1.443%, 10/28/2016	8,999,946
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,180,060
		Utility - Electric—0.6%
6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 1.226%, 4/3/2017	6,006,714
4,170,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.15%, 6/15/2019	4,218,067
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,163,738
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,774,184
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,110,227
		TOTAL	16,272,930
		TOTAL CORPORATE BONDS (IDENTIFIED COST $813,383,099)	817,302,519
		MUNICIPAL BONDS—0.7%
		Municipal Services—0.4%
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 1.223% Bonds, 11/1/2017	10,006,200
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 1.023% TOBs 7/1/2017	7,501,575
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $17,500,000)	17,507,775
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
480,067		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $507,521)	562,471
Annual Shareholder Report

Principal Amount or Shares			Value
		CERTIFICATE OF DEPOSIT—0.4%
		Financial Institution - Banking—0.4%
$10,000,000		Canadian Imperial Bank of Commerce, 1.420%, 8/28/2017 (AT COST)	$10,000,000
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.8%
		Commercial Mortgage—1.9%
2,039,532		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	2,036,536
36,899	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	37,187
18,877,832	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.180%, 11/15/2045	18,879,040
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.308%, 4/10/2046	14,977,555
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.730%, 6/15/2045	5,000,474
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.580%, 7/15/2046	7,975,462
		TOTAL	48,906,254
		Federal Home Loan Mortgage Corporation—1.0%
15,990		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.874%, 2/15/2018	16,005
2,916,487		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.924%, 6/15/2034	2,917,559
803,832		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.824%, 4/15/2035	804,935
1,813,990		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 1.044%, 12/15/2035	1,824,921
583,879		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.984%, 2/15/2034	585,957
2,277,497		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.934%, 5/15/2036	2,280,934
892,764		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.904%, 5/15/2036	893,907
535,314		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 1.009%, 8/15/2035	537,342
148,524		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.924%, 7/15/2036	148,675
1,093,151		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.824%, 9/15/2036	1,090,821
924,377		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.924%, 7/15/2036	924,078
319,568		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.924%, 7/15/2036	320,518
527,210		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.974%, 7/15/2037	527,838
2,994,476		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.124%, 11/15/2037	3,014,639
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$2,495,987		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.944%, 11/15/2037	$2,500,236
358,137		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.274%, 7/15/2036	362,150
915,397		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.434%, 7/15/2037	926,389
788,800		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	792,950
5,148,377		Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.902%, 4/25/2020	5,148,376
		TOTAL	25,618,230
		Federal National Mortgage Association—0.5%
318,033		Federal National Mortgage Association REMIC 2002-77 FA, 1.531%, 12/18/2032	323,672
888,000		Federal National Mortgage Association REMIC 2006-119 CF, 0.825%, 12/25/2036	885,227
763,494		Federal National Mortgage Association REMIC 2006-44 FK, 0.955%, 6/25/2036	765,322
3,355,134		Federal National Mortgage Association REMIC 2006-61 FQ, 0.925%, 7/25/2036	3,357,342
760,987		Federal National Mortgage Association REMIC 2006-79 DF, 0.875%, 8/25/2036	760,600
1,978,851		Federal National Mortgage Association REMIC 2006-81 FB, 0.875%, 9/25/2036	1,976,817
1,655,455		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.745%, 2/25/2046	1,631,182
1,201,006		Federal National Mortgage Association REMIC 2007-88 FY, 0.985%, 9/25/2037	1,201,979
627,387		Federal National Mortgage Association REMIC 2007-97 FE, 0.975%, 7/25/2037	628,489
367,073		Federal National Mortgage Association REMIC 2008-69 FB, 1.525%, 6/25/2037	375,311
281,898		Federal National Mortgage Association REMIC 2009-42 FG, 1.325%, 5/25/2039	284,670
32,150		Federal National Mortgage Association REMIC 2009-63 FB, 1.025%, 8/25/2039	32,190
871,210		Federal National Mortgage Association REMIC 2009-69 F, 1.375%, 4/25/2037	885,158
		TOTAL	13,107,959
		Government Agency—0.2%
4,081,122	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	4,050,712
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—continued
$1,256,886		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.975%, 1/8/2020	$1,258,801
		TOTAL	5,309,513
		Government National Mortgage Association—1.2%
14,064,236		Government National Mortgage Association REMIC 2012-H31 FA, 0.844%, 11/20/2062	13,960,665
8,566,245		Government National Mortgage Association REMIC 2013-H16 FA, 1.034%, 7/20/2063	8,558,142
9,630,330		Government National Mortgage Association REMIC 2013-H17 FA, 1.044%, 7/20/2063	9,624,837
		TOTAL	32,143,644
		Non-Agency Mortgage—2.0%
33,695		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	33,272
206,386	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.282%, 2/3/2029	182,387
367,335		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.082%, 11/20/2035	56,898
3,736,933	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,612,103
1,734,080	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	1,677,290
6,173,447	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.517%, 2/15/2058	6,198,122
295,136		Impac CMB Trust 2004-7, Class 1A2, 1.445%, 11/25/2034	279,074
467,127		Impac CMB Trust 2004-9, Class 1A2, 1.405%, 1/25/2035	380,459
855,225		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.224%, 11/15/2031	814,446
444,648		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	452,486
1,547,840		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,541,501
3,664,197		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,600,984
6,637,181		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	6,509,514
7,036,657		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	7,037,158
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.247%, 1/21/2070	17,898,007
855,630		Washington Mutual 2006-AR1, Class 2A1B, 1.577%, 1/25/2046	792,291
1,292,323		Washington Mutual 2006-AR15, Class 1A, 1.347%, 11/25/2046	1,083,416
667,655		Washington Mutual 2006-AR17, Class 1A, 1.309%, 12/25/2046	547,980
150,995		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.932%, 7/25/2034	156,729
		TOTAL	52,854,117
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $178,933,224)	177,939,717
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL PAPER—4.2%
		Basic Industry - Chemicals—0.6%
$15,700,000	[1,2]	Albemarle Corp. CP4-2	$15,689,991
		Consumer Cyclical - Automotive—0.6%
15,000,000	[1,2]	Ford Motor Credit Co. LLC CP4-2	14,977,084
		Consumer Non-Cyclical - Food/Beverage—0.5%
12,750,000	[1,2]	Coca-Cola Company CP4-2	12,703,622
		Energy - Oil Field Services—0.2%
5,000,000	[1,2]	Schlumberger Holdings Corp. CP4-2	4,992,633
		Finance - Retail—0.4%
10,000,000	[1,2]	Sheffield Receivables Company LLC CPABS4-2	9,948,000
		Financial Institution - Banking—0.8%
6,000,000		Bayerische Landesbank CP	5,952,427
15,000,000	[1,2]	National Australia Bank Ltd., Melbourne CP4-2	14,940,000
		TOTAL	20,892,427
		Financial Institution - Broker/Asset Mgr/Exchange—0.5%
15,000,000	[1,2]	Toronto Dominion Holdings (USA), Inc. CP4-2	14,935,354
		Financial Institution - Finance Companies—0.2%
4,999,000	[1,2]	Pentair Finance SA CP4-2	4,998,261
		Utility - Electric—0.4%
10,000,000	[1,2]	Electricite de France SA CP4-2	9,870,000
		TOTAL COMMERCIAL PAPER (AT COST)	109,007,372
		INVESTMENT COMPANIES—7.6%[4]
4,718,165		Federated Bank Loan Core Fund	47,559,102
97,078,768		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[5]	97,078,768
816,366		Federated Mortgage Core Portfolio	8,220,810
739,464		Federated Project and Trade Finance Core Fund	6,884,406
6,265,144		High Yield Bond Portfolio	39,658,363
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $201,842,482)	199,401,449
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $2,629,258,790)[6]	2,627,905,699
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[7]	(15,527,229)
		TOTAL NET ASSETS—100%	$2,612,378,470
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $1,087,644,943, which represented 41.6% of total net assets.
Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2016, these liquid restricted securities amounted to $1,082,033,755, which represented 41.4% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,629,304,878.
7	Assets, other than investments in securities, less liabilities. See Statement of, Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$3,704,628	$—	$3,704,628
Asset-Backed Securities	—	1,287,050,967	5,428,801	1,292,479,768
Corporate Bonds	—	817,302,519	—	817,302,519
Municipal Bonds	—	17,507,775	—	17,507,775
Mortgage-Backed Securities	—	562,471	—	562,471
Certificate of Deposit	—	10,000,000	—	10,000,000
Collateralized Mortgage Obligations	—	177,939,717	—	177,939,717
Commercial Paper	—	109,007,372	—	109,007,372
Investment Companies[1]	97,078,768	—	—	199,401,449
TOTAL SECURITIES	$97,078,768	$2,423,075,449	$5,428,801	$2,627,905,699
Annual Shareholder Report

1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $102,322,681 are measured at fair value using the net asset value (NAV) per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CP	—Commercial Paper
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SA	—Support Agreement
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.09	$9.17	$9.15	$9.23	$9.15
Income From Investment Operations:
Net investment income	0.06	0.05	0.07	0.09	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.03	(0.08)	0.01	(0.08)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.09	(0.03)	0.08	0.01	0.19
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.06)	(0.09)	(0.11)
Net Asset Value, End of Period	$9.12	$9.09	$9.17	$9.15	$9.23
Total Return[1]	1.03%	(0.32)%	0.85%	0.10%	2.26%
Ratios to Average Net Assets:
Net expenses	0.91%	0.91%	0.90%	0.90%	0.90%
Net investment income	0.68%	0.50%	0.56%	0.90%	1.34%
Expense waiver/reimbursement[2]	0.18%	0.19%	0.20%	0.34%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$270,412	$312,778	$385,690	$568,466	$456,913
Portfolio turnover	30%	21%	25%	26%	31%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.09	$9.16	$9.14	$9.23	$9.15
Income From Investment Operations:
Net investment income	0.11	0.10	0.11	0.14	0.17
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.02	(0.07)	0.02	(0.09)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.03	0.13	0.05	0.25
Less Distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.11)	(0.14)	(0.17)
Net Asset Value, End of Period	$9.11	$9.09	$9.16	$9.14	$9.23
Total Return[1]	1.48%	0.33%	1.41%	0.54%	2.82%
Ratios to Average Net Assets:
Net expenses	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.23%	1.05%	1.10%	1.43%	1.90%
Expense waiver/reimbursement[2]	0.18%	0.19%	0.20%	0.33%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,283,604	$2,354,930	$2,497,825	$1,796,713	$1,050,985
Portfolio turnover	30%	21%	25%	26%	31%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.09	$9.17	$9.15	$9.23	$9.15
Income From Investment Operations:
Net investment income	0.05	0.05	0.07	0.11	0.13
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.04	(0.07)	0.02	(0.09)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.09	(0.02)	0.09	0.02	0.20
Less Distributions:
Distributions from net investment income	(0.07)	(0.06)	(0.07)	(0.10)	(0.12)
Net Asset Value, End of Period	$9.11	$9.09	$9.17	$9.15	$9.23
Total Return[1]	1.02%	(0.23)%	0.95%	0.20%	2.36%
Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.80%	0.80%	0.80%
Net investment income	0.76%	0.60%	0.65%	0.98%	1.51%
Expense waiver/reimbursement[2]	0.22%	0.23%	0.24%	0.36%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,362	$146,733	$175,803	$203,390	$93,680
Portfolio turnover	30%	21%	25%	26%	31%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2016
Assets:
Total investment in securities, at value including $199,401,449 of investment in affiliated holdings (Note 5) (identified cost $2,629,258,790)		$2,627,905,699
Income receivable		4,305,025
Receivable for shares sold		10,988,919
TOTAL ASSETS		2,643,199,643
Liabilities:
Payable for investments purchased	$23,246,369
Payable for shares redeemed	6,788,583
Income distribution payable	349,338
Payable to adviser (Note 5)	11,236
Payable for administrative fees (Note 5)	5,585
Payable for distribution services fee (Note 5)	76,586
Payable for other service fees (Notes 2 and 5)	83,144
Accrued expenses (Note 5)	260,332
TOTAL LIABILITIES		30,821,173
Net assets for 286,686,109 shares outstanding		$2,612,378,470
Net Assets Consist of:
Paid-in capital		$2,635,318,854
Net unrealized depreciation of investments		(1,353,091)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(21,718,410)
Undistributed net investment income		131,117
TOTAL NET ASSETS		$2,612,378,470
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($270,411,670 ÷ 29,664,065 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$9.12
Offering price per share (100/98.00 of $9.12)		$9.31
Redemption proceeds per share		$9.12
Institutional Shares:
Net asset value per share ($2,283,604,337 ÷ 250,619,122 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.11
Offering price per share		$9.11
Redemption proceeds per share		$9.11
Service Shares:
Net asset value per share ($58,362,463 ÷ 6,402,922 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.11
Offering price per share		$9.11
Redemption proceeds per share		$9.11
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2016
Investment Income:
Interest (including net of foreign taxes withheld of $1,144)			$36,911,632
Dividends received from affiliated holdings (Note 5)			6,301,159
TOTAL INCOME			43,212,791
Expenses:
Investment adviser fee (Note 5)		$10,404,133
Administrative fee (Note 5)		2,114,564
Custodian fees		93,323
Transfer agent fee		1,324,966
Directors'/Trustees' fees (Note 5)		24,055
Auditing fees		30,671
Legal fees		8,555
Portfolio accounting fees		213,485
Distribution services fee (Note 5)		1,118,806
Other service fees (Notes 2 and 5)		962,915
Share registration costs		101,659
Printing and postage		44,097
Taxes		236,703
Miscellaneous (Note 5)		21,725
Interest expense		1,000
TOTAL EXPENSES		16,700,657
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,749,676)
Waiver of other operating expenses	(39,765)
TOTAL WAIVERS AND REIMBURSEMENT		(4,789,441)
Net expenses			11,911,216
Net investment income			31,301,575
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $739,576 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			1,048,053
Net realized gain on futures contracts			558,673
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			4,507,096
Net change in unrealized depreciation of futures contracts			860,232
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			6,974,054
Change in net assets resulting from operations			$38,275,629
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,301,575	$28,917,473
Net realized gain on investments, futures contracts and foreign currency transactions	1,606,726	(10,012,805)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	5,367,328	(12,854,700)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,275,629	6,049,968
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,040,345)	(2,019,738)
Institutional Shares	(28,860,939)	(27,547,268)
Service Shares	(748,132)	(1,065,627)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,649,416)	(30,632,633)
Share Transactions:
Proceeds from sale of shares	2,014,845,708	2,301,353,081
Net asset value of shares issued to shareholders in payment of distributions declared	27,606,453	25,558,028
Cost of shares redeemed	(2,251,140,676)	(2,547,205,304)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(208,688,515)	(220,294,195)
Change in net assets	(202,062,302)	(244,876,860)
Net Assets:
Beginning of period	2,814,440,772	3,059,317,632
End of period (including undistributed net investment income of $131,117 and $482,227, respectively)	$2,612,378,470	$2,814,440,772
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2016
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. [Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.] Investment income,
Annual Shareholder Report

realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $4,789,441 is disclosed in various locations in Note 5. For the year ended September 30, 2016, transfer fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$143,766
Institutional Shares	1,135,378
Service Shares	45,822
TOTAL	$1,324,966
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$732,852
Service Shares	230,063
TOTAL	$962,915
For the year ended September 30, 2016, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
Annual Shareholder Report

Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At September 30, 2016, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,326,623 and $119,555,349, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	5/22/2014	302,632	5,403,947
C-BASS ABS LLC Series 1999-3, Class B1, 6.282%, 2/3/2029	7/9/1999	168,947	182,387
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	108,887	24,854
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$558,673
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$860,232
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2016		2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,213,306	$219,694,254	32,449,870	$296,596,661
Shares issued to shareholders in payment of distributions declared	217,274	1,973,959	211,720	1,934,587
Shares redeemed	(29,168,124)	(264,799,088)	(40,326,474)	(368,530,127)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,737,544)	$(43,130,875)	(7,664,884)	$(69,998,879)

Year Ended September 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	193,866,846	$1,760,158,342	215,708,267	$1,969,905,296
Shares issued to shareholders in payment of distributions declared	2,744,994	24,937,024	2,477,461	22,621,252
Shares redeemed	(205,114,420)	(1,862,504,451)	(231,637,781)	(2,115,097,943)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,502,580)	$(77,409,085)	(13,452,053)	$(122,571,395)

Year Ended September 30	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,851,083	$34,993,112	3,814,344	$34,851,124
Shares issued to shareholders in payment of distributions declared	76,616	695,470	109,722	1,002,189
Shares redeemed	(13,666,701)	(123,837,137)	(6,962,117)	(63,577,234)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(9,739,002)	$(88,148,555)	(3,038,051)	$(27,723,921)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(22,979,126)	$(208,688,515)	(24,154,988)	$(220,294,195)
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign cash and expiration of capital loss carryforwards.
For the year ended September 30, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,623,709)	$(3,269)	$2,626,978
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2016 and 2015 was as follows:
	2016	2015
Ordinary income	$31,649,416	$30,632,633
As of September 30, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$131,117
Net unrealized depreciation	$(1,399,179)
Capital loss carryforwards	$(21,672,322)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to deferral of losses on wash sales.
At September 30, 2016, the cost of investments for federal tax purposes was $2,629,304,878. The net unrealized depreciation of investments for federal tax purposes was $1,399,179. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,188,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,587,635.
At September 30, 2016, the Fund had a capital loss carryforward of $ 21,672,322 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$ 7,883,607	$9,636,389	$17,519,996
2017	$3,321,296	NA	$3,321,296
2018	$831,030	NA	$831,030
During the year ended September 30, 2016, the Fund had expired capital loss carryforwards of $2,623,709.
The Fund used capital loss carryforwards of $1,956,614 to offset capital gains realized during the year ended September 30, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Prior to June 8, 2016, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, the Adviser voluntarily waived $4,608,586 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Share and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$880,683	$—
Service Shares	238,123	(39,765)
TOTAL	$1,118,806	$(39,765)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2016, FSC retained $792,071 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the year ended September 30, 2016, FSSC received $4,871 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2016, the Adviser reimbursed $141,090. Transactions involving the affiliated holdings during the year ended September 30, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2015	5,761,930	793,932	277,916,487	708,600	9,810,020	294,990,969
Purchases/ Additions	249,447	22,434	1,433,197,660	30,864	486,557	1,433,986,962
Sales/ Reductions	(1,293,212)	(—)	(1,614,035,379)	(—)	(4,031,433)	(1,619,360,024)
Balance of Shares Held 9/30/2016	4,718,165	816,366	97,078,768	739,464	6,265,144	109,617,907
Value	$47,559,102	$8,220,810	$97,078,768	$6,884,406	$39,658,363	$199,401,449
Dividend Income	$2,457,802	$223,921	$401,415	$287,969	$2,930,052	$6,301,159
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2016, were as follows:
Purchases	$753,347,889
Sales	$899,407,968
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC
Annual Shareholder Report

if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the year ended September 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2016, there were no outstanding loans. During the year ended September 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED ultrashort bond fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc. as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian or brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Ultrashort Bond Fund as of September 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 22, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.20	$4.57
Institutional Shares	$1,000	$1,010.90	$1.81
Service Shares	$1,000	$1,008.60	$4.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.45	$4.60
Institutional Shares	$1,000	$1,023.20	$1.82
Service Shares	$1,000	$1,020.95	$4.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.36%
Service Shares	0.81%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: October 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In this regard, the Board approved, a reduction of 5 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology
Annual Shareholder Report

relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
29291 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $94,000

Fiscal year ended 2015 - $90,640

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $43

Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $84 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016- $207,602

Fiscal year ended 2015- $53,813

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016